Interests in Subsidiaries	12 Months Ended
Jun. 30, 2024
Disclosure of subsidiaries [abstract]
Interests in Subsidiaries

Note 25. Interests in Subsidiaries

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries with non-controlling interests in accordance with the accounting policy described in note 1:

			Parent			Non-Controlling Interest
	Principal Place of Business /		Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest
	Country of	Class of	30-Jun-24	30-Jun-23	30-Jun-22	30-Jun-24	30-Jun-23	30-Jun-22
Name	Incorporation	Shares	%	%	%	%	%	%

AKCM (Aust) Pty Ltd*	Australia	Ordinary	85.00%	85.00%	85.00%	15.00%	15%	15.00%
AK Operations LLC	USA	Ordinary	100.00%	100.00%	100.00%	-	-	-
AK Custom Mining LLC	USA	Ordinary	100.00%	100.00%	100.00%	-	-	-
Alaska Range Resources LLC	USA	Ordinary	100.00%	100.00%	100.00%	-	-	-

*	AKCM (Aust) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 25. Interests in Subsidiaries (Continued)

Summarized financial information

Summarized financial information of subsidiaries with non-controlling interests that are material to the consolidated entity are set out below:

	AKCM (Aust) Pty Ltd
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Summarized statement of financial position
Current assets	111,502	1,827,323	15,182,579
Non-current assets	94,603,581	83,964,996	59,691,189

Total assets	94,715,083	85,792,319	74,873,768

Current liabilities	59,373	141,459	3,743,091

Total liabilities	59,373	141,459	3,743,091

Net assets/(liabilities)	94,655,710	85,650,860	71,130,677

Summarized statement of profit or loss and other comprehensive income
Revenue	245	20,697	-
Expenses	(707,872)	(601,690)	(450,134)

Loss before income tax expense	(707,627)	(580,993)	(450,134)
Income tax expense	-	-	-

Loss after income tax expense	(707,627)	(580,993)	(450,134)

Other comprehensive income/(loss)	52,550	1,948,722	3,693,398

Total comprehensive income/(loss)	(655,077)	1,367,729	3,243,264

Statement of cash flows
Net cash used in operating activities	(38,326)	(238,904)	(9,139,831)
Net cash used in investing activities	(1,665,045)	(13,239,174)	19,980,149

Net increase/(decrease) in cash and cash equivalents	(1,703,371)	(13,478,078)	10,840,318

Other financial information
Loss attributable to non-controlling interests	(106,181)	(87,149)	(67,520)
Total comprehensive Income/(loss) attributable to non-controlling interests	(98,299)	205,159	(382,614)
Accumulated non-controlling interests at the end of reporting period	(431,005)	(324,861)	(237,712)

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024